[PBHG LOGO OMITTED]

THE PBHG FUNDS, INC.

Advisor Class Shares
PROSPECTUS
December 29, 2000

PBHG Growth Fund
PBHG Emerging Growth Fund
PBHG Large Cap Growth Fund
PBHG Select Equity Fund
PBHG Core Growth Fund
PBHG Large Cap 20 Fund
PBHG Large Cap Value Fund
PBHG Mid-Cap Value Fund
PBHG Small Cap Value Fund
PBHG Focused Value Fund
PBHG Cash Reserves Fund
PBHG Technology & Communications Fund
PBHG Strategic Small Company Fund
PBHG Global Technology & Communications Fund


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

                      [This page intentionally left blank]

An Introduction to the PBHG Funds(R)
and this Prospectus

The PBHG Funds, Inc. is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called Funds. This prospectus offers Advisor Class Shares of each Fund listed on the cover.

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own.

     o PBHG Cash Reserves Fund is designed for conservative investors who want to receive current income from their investments. This Fund may be suitable for investors who require stability of principal or who are pursuing a short-term investment goal, such as investing emergency reserves.

     o Other PBHG Funds are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These other Funds may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.

                               INVESTMENT ADVISER
Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Fund. Pilgrim Baxter has retained certain sub-advisers to assist in managing the Funds. For information about the sub-advisers, see page 55 of the prospectus.

This Prospectus contains important information you should know before investing in any Fund and as a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

                      [This page intentionally left blank]

                                                                   Contents
Fund Summaries
--------------------------------------------------------------------------------
                     PBHG Growth Fund .................................. 4
                     PBHG Emerging Growth Fund ......................... 7
                     PBHG Large Cap Growth Fund ........................10
                     PBHG Select Equity Fund ...........................13
                     PBHG Core Growth Fund .............................16
                     PBHG Large Cap 20 Fund ............................19
                     PBHG Large Cap Value Fund .........................22
                     PBHG Mid-Cap Value Fund ...........................25
                     PBHG Small Cap Value Fund .........................28
                     PBHG Focused Value Fund ...........................31
                     PBHG Cash Reserves Fund ...........................34
                     PBHG Technology & Communications Fund .............37
                     PBHG Strategic Small Company Fund .................41
                     PBHG Global Technology &
                          Communications Fund ..........................44
MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------
                     Risks & Returns ...................................47
THE INVESTMENT ADVISER
& SUB-ADVISERS
--------------------------------------------------------------------------------
                     The Investment Adviser ............................54
                        Pilgrim Baxter & Associates, Ltd.
                     The Sub-Advisers ..................................55
                        Pilgrim Baxter Value Investors, Inc.
                        ("Value Investors")
                        Wellington Management Company, Ltd.
                        ("Wellington Management")
YOUR INVESTMENT
--------------------------------------------------------------------------------
                     Pricing Fund Shares ...............................59
                     Buying Shares .....................................60
                     Selling Shares ....................................62
                     General Policies ..................................63
                     Distribution & Taxes ..............................66
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                     Financial Highlights ..............................68

PBHG Growth Fund


[ART OMITTED] GOAL
The Fund seeks to provide investors with capital appreciation.


[ART OMITTED] MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations or annual revenues of up to $2 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.


[ART OMITTED] MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[ART OMITTED] For more information on this Fund's investment strategies  and the associated risks, please refer to the More About the Funds section beginning on page 47.


4 PBHG Growth Fund

[ART OMITTED] PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000 Index with greater-than-average growth characteristics. The Russell 2000 Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

----------------------------
CALENDAR YEAR TOTAL RETURNS*

[BAR GRAPH OMITTED]

PLOT POINTS FOLLOWS

1999              92.45%
1998               0.59%
1997              -3.35%
1996               9.82%
1995              50.35%
1994               4.75%
1993              46.71%
1992              28.39%
1991              51.63%
1990              -9.64%

The Fund's year-to-date return as of
9/30/00 was (14.05)%.

------------------------------------
 Best Quarter:    Q4 1999     64.44%
 Worst Quarter:   Q3 1998    -26.28%

------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                             Past 1 Year      Past 5 Years      Past 10 Years
------------------------------------------------------------------------------
 Advisor Class*                91.97%            25.10%            23.54%
 Russell 2000 Growth Index     43.10%            18.99%            13.51%

* The inception date of the PBHG Growth Fund - Advisor Class was August 16, 1996. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the PBHG Class Shares. The average annual total return of the Advisor Class from its inception date to December 31, 1999 was 21.27%.


                                                              PBHG Growth Fund 5

[ART OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
  Fees and Expenses Table

  Shareholder Fees                                    None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                                    0.85%
  Distribution and/or Service (12b-1) Fees           0.25%
  Other Expenses                                     0.38%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses                   1.48%*
--------------------------------------------------------------------------------

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LOWER THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.



[art omitted] EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


---------------------------------------------------------------
  YOUR COST OVER

    1 Year           3 Years          5 Years         10 Years
---------------------------------------------------------------
     $151             $468             $808            $1,768

6  PBHG Growth Fund

PBHG Emerging Growth Fund


[art omitted] GOAL

The Fund Seeks to Provide Investors With Long-term Growth of Capital.


[ART OMITTED] MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues of up to $500 million. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong historical earnings growth and expected earnings higher than the U.S. market as a whole, as measured by the S&P 500(R) Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.


[ART OMITTED] MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[ART OMITTED] For more information on this Fund's investment strategies  and the associated risks, please refer to the More About the Funds section beginning on page 47.


                                                     PBHG EMERGING Growth Fund 7

[ART OMITTED] PERFORMANCE INFORMATION
The Advisor Class shares of the Fund are currently not offered. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000 Index with greater-than-average growth orientation. The Russell 2000 Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

---------------------------------
CALENDAR YEAR TOTAL RETURNS
[BAR GRAPH OMITTED]
PLOT POINTS FOLLOWS:

1999                      48.34%
1998                       3.00%
1997                      -3.67%
1996                      17.08%
1995                      48.45%
1994                      23.78%

The Fund's year-to-date return as of
9/30/00 was 13.37%.
-------------------------------------
 BEST QUARTER:    Q4 1999     45.85%
 WORST QUARTER:   Q1 1997    -20.51%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                               Since Inception
                               Past 1 Year    Past 5 Years        (6/14/93)
--------------------------------------------------------------------------------
 Emerging Growth Fund            48.34%          20.67%            24.48%
 Russell 2000 Growth Index       43.10%          18.99%           15.74%*

* The since inception return for the Russell 2000 Growth Index was calculated from May 31, 1993.

8  PBHG EMERGING Growth Fund

[ART OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund does not currently offer Advisor Class shares, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE

  SHAREHOLDER FEES                                   None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                                    0.85%
  Distribution and/or Service (12b-1) Fees           0.25%
  Other Expenses                                     0.39%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses                    1.49%
--------------------------------------------------------------------------------

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LOWER THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.



[art omitted] EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

---------------------------------------------------------------
  YOUR COST OVER

    1 Year           3 Years          5 Years         10 Years
---------------------------------------------------------------
     $152             $471             $813            $1,779

                                                     PBHG EMERGING Growth Fund 9

PBHG Large Cap Growth Fund


[art omitted] GOAL
The Fund seeks to provide investors with long-term growth of capital.


[ART OMITTED] MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.


[ART OMITTED] MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Al though the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[ART OMITTED] For more information on this Fund's investment strategies  and the associated risks, please refer to the More About the Funds section beginning on page 47.

10  PBHG LARGE CAP Growth Fund

[ART OMITTED] PERFORMANCE INFORMATION
The Advisor Class shares of the Fund were not offered prior to the date of this Prospectus. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.


----------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

1999                67.06%
1998                30.42%
1997                22.36%
1996                23.40%

The Fund's year-to-date return as
of 9/30/00 was 29.20%.

------------------------------------
 BEST QUARTER:    Q4 1999     59.55%
 WORST QUARTER:   Q3 1998    -13.69%

---------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                                                           Since Inception
                                        Past 1 Year           (4/5/95)
---------------------------------------------------------------------------
 Large Cap Growth Fund                    67.06%               36.81%
 S&P 500(R)Index                           21.04%              27.74%*

* The since inception return for the S&P 500(R) Index was calculated from March 31, 1995.

                                                    PBHG LARGE CAPGrowth Fund 11

[ART OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund did not offer Advisor Class shares prior to the date of this Prospectus, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE

  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.75%
  Distribution and/or Service (12b-1) Fees           0.25%
  Other Expenses                                     0.42%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.42%
--------------------------------------------------------------------------------

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LOWER THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.



         [art omitted]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

---------------------------------------------------------------
  YOUR COST OVER

    1 Year           3 Years          5 Years         10 Years
---------------------------------------------------------------
     $145             $449             $776            $1,702

12  PBHG LARGE CAP Growth Fund

PBHG Select Equity Fund


[art omitted] GOAL
The Fund seeks to provide investors with long-term growth of capital.


[ART OMITTED] MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 65% of its total assets in growth securities, such as common stocks, of no more than 30 small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.


[ART OMITTED] MAIN INVESTMENT RISKS
The Fund invests in a limited number of stocks in order to achieve a potentially greater investment return than a more widely diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a more widely diversified fund.

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price. In addition, the Fund may emphasize small, medium or large sized growth companies. An investment in small or medium sized growth companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500(R) Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[ART OMITTED] For more information on this Fund's investment strategies  and the associated risks, please refer to the More About the Funds section beginning on page 47.

                                                      PBHG SELECT EQUITY Fund 13

[ART OMITTED] PERFORMANCE INFORMATION
The Advisor Class shares of the Fund are currently not offered. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.

The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.


---------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS


1999          160.89%
1998           19.02%
1997            6.84%
1996           27.99%

The Fund's year-to-date return as
of 9/30/00 was 32.72%.

-----------------------------------
 BEST QUARTER:    Q4 1999    130.62%
 WORST QUARTER:   Q3 1998    -18.80%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                                                           Since Inception
                                        Past 1 Year           (4/5/95)
--------------------------------------------------------------------------------
 Select Equity Fund                       160.89%              49.62%
 S&P 500(R)Index                           21.04%              27.74%*

* The since inception return for the S&P 500(R) Index was calculated from March 31, 1995.

14  PBHG SELECT EQUITY Fund

[ART OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund does not currently offer Advisor Class shares, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE

  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.85%
  Distribution and/or Service (12b-1) Fees           0.25%
  Other Expenses                                     0.33%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.43%
--------------------------------------------------------------------------------

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LOWER THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.


         [art omitted]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
  YOUR COST OVER

    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $146             $452             $782            $1,713

                                                      PBHG SELECT EQUITY Fund 15

PBHG Core Growth Fund


[art omitted] GOAL
The Fund seeks to provide investors with capital appreciation.


         [ART OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the fund invests at least 65% of its total assets in growth securities, such as common stocks, of small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.


         [ART OMITTED]  MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price. In addition, the Fund may emphasize small, medium or large sized companies. An investment in small and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500(R) Index. However, the Fund may also emphasize large company securities which may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[ART OMITTED] For more information on this Fund's investment strategies  and the associated risks, please refer to the More About the Funds section beginning on page 47.


16  PBHG CORE Growth Fund

[ART OMITTED] PERFORMANCE INFORMATION
The Advisor Class shares of the Fund are not currently offered. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell Midcap Growth Index. The Russell Midcap Growth Index is a widely recognized, unmanaged index that measures the performance of the 800 smallest issuers in the Russell 1000 Index with greater-than-average growth characteristics. The Russell 1000 Index is an unmanaged index that measures the performance of 1,000 large cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

---------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

1999            97.59%
1998             7.42%
1997            -9.71%
1996            32.80%

The Fund's year-to-date return as of 9/30/00 was 24.60%.

-------------------------------------
 BEST QUARTER:    Q4 1999     54.71%
 WORST QUARTER:   Q1 1997    -22.14%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                                                           Since Inception
                                        Past 1 Year          (12/29/95)
--------------------------------------------------------------------------------
 Core Growth Fund                        97.59%                26.33%
 Russell Midcap Growth Index             51.30%                26.58%

                                                        PBHG CORE Growth Fund 17

[ART OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund does not currently offer Advisor Class shares, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE

  SHAREHOLDER FEES                                    None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                                    0.85%
  Distribution and/or Service (12b-1) Fees           0.25%
  Other Expenses                                     0.48%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses                    1.58%*
--------------------------------------------------------------------------------

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.



[art omitted] EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
  YOUR COST OVER

    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $161             $499             $860            $1,878

18  PBHG CORE Growth Fund

PBHG Large Cap 20 Fund


[art omitted] GOAL
The Fund seeks to provide investors with long-term growth of capital.


[ART OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a non-diversified fund, will invest at least 65% of its total assets in growth securities, such as common stocks, of no more than 20 large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential.Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.


[ART OMITTED] MAIN INVESTMENT RISKS
The Fund is non-diversified which means as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, company's individual situation, or industry changes.

While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[ART OMITTED] For more information on this Fund's investment strategies  and the associated risks, please refer to the More About the Funds section beginning on page 47.


19  PBHG LARGE CAP20 Fund

[ART OMITTED] PERFORMANCE INFORMATION
The Advisor Class shares of the Fund were not offered prior to the date of this Prospectus. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.

The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P(R) 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.


---------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

1999           102.94%
1998            67.83%
1997            32.96%

The Fund's year-to-date return as of
9/30/00 was 16.49%.

------------------------------------
 BEST QUARTER:    Q4 1999    75.65%
 WORST QUARTER:   Q1 1997    -5.90%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                                                           Since Inception
                                        Past 1 Year          (11/29/96)
--------------------------------------------------------------------------------
 Large Cap 20 Fund                       102.94%               62.25%
 S&P 500(R)Index                           21.04%               25.91%*

* The since inception returns for the S&P 500(R) Index was calculated as of November 30, 1996.

20  PBHG LARGE CAP20 Fund

         [ART OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund did not offer Advisor Class shares prior to the date of this Prospectus, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE

  SHAREHOLDER FEES                                    None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                                    0.85%
  Distribution and/or Service (12b-1) Fees           0.25%
  Other Expenses                                     0.38%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses                    1.48%*
--------------------------------------------------------------------------------

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LOWER THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.





[art omitted] EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
  YOUR COST OVER

    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $151             $468             $808            $1,768

                                                       PBHG LARGE CAP20 Fund  21

PBHG Large Cap Value Fund


[art omitted] GOAL
The Fund seeks to provide investors with long-term growth of capital and income. Current income is a secondary objective.


[ART OMITTED] MAIN INVESTMENT STRATEGIES
Under  normal  market  conditions,  the Fund  invests  at least 65% of its total assets in value securities, such as common stocks, issued by companies with large market capitalizations. These companies generally have market capitalizations greater than $1 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.


[ART OMITTED] MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[ART OMITTED] For more information on this Fund's investment strategies  and the associated risks, please refer to the More About the Funds section beginning on page 47.


22  PBHG LARGE CAP VALUE Fund

[ART OMITTED] PERFORMANCE INFORMATION
The Advisor Class shares of the Fund were not offered prior to the date of this Prospectus. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.

The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.


----------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

1999               11.06%
1998               34.74%
1997               25.62%

The Fund's year-to-date return as of
9/30/00 was 14.47%.

-------------------------------------
 BEST QUARTER:    Q4 1998     28.21%
 WORST QUARTER:   Q3 1998     -7.94%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                                                           Since Inception
                                        Past 1 Year          (12/31/96)
--------------------------------------------------------------------------------
 Large Cap Value Fund                     11.06%               23.41%
 S&P 500(R)Index                           21.04%               27.56%

                                                    PBHG LARGE CAP VALUE Fund 23

[ART OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund did not offer Advisor Class shares prior to the date of this Prospectus, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE

  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.65%
  Distribution and/or Service (12b-1) Fees           0.25%
  Other Expenses                                     0.46%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.36%*
--------------------------------------------------------------------------------


* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LOWER THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.




         [art omitted]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
  YOUR COST OVER

    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $138             $431             $745            $1,635

24  PBHG LARGE CAP VALUE Fund

PBHG Mid-Cap Value Fund


[art omitted] GOAL
The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.


[ART OMITTED] MAIN INVESTMENT STRATEGIES
Under  normal  market  conditions,  the Fund  invests  at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P Midcap 400 Index. Currently, the companies in the S&P Midcap 400 Index have market capitalizations between $200 million and $5 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Fund's sector weightings are generally within 10% of the S&P Midcap 400's sector weightings. In addition, the Fund generally has a lower price-to-earnings ratio than the S&P Midcap 400 Index.


         [ART OMITTED]  MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes value securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[ART OMITTED] For more information on this Fund's investment strategies  and the associated risks, please refer to the More About the Funds section beginning on page 47.
                                                      PBHG MID-CAP VALUE Fund 25

[ART OMITTED] PERFORMANCE INFORMATION
The Advisor Class shares of the Fund are not currently offered. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmark, the S&P Midcap 400 Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks, and the S&P BARRA MidCap Value Index, a widely recognized, unmanaged index that tracks the performance of those S&P MidCap 400 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

---------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

1999   21.72%
1998   27.84%

The Fund's year-to-date return as of
9/30/00 was 23.33%.

-------------------------------------
 BEST QUARTER:    Q4 1998     30.07%
 WORST QUARTER:   Q3 1998    -12.52%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                                                           Since Inception
                                          Past 1 Year         (4/30/97)
--------------------------------------------------------------------------------
 Mid-Cap Value Fund                         21.72%             34.37%
 S&P Midcap 400 Index                       14.72%             24.34%
 S&P Midcap 400/BARRA Value Index            2.32%             13.69%

 26  PBHG MID-CAP VALUE Fund

[ART OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund does not currently offer Advisor Class, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE

  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.85%
  Distribution and/or Service (12b-1) Fees           0.25%
  Other Expenses                                     0.59%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.69%*
--------------------------------------------------------------------------------

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LOWER THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.



[art omitted] EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
  YOUR COST OVER

    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $172             $533             $918            $1,998

                                                      PBHG MID-CAP VALUE Fund 27

PBHG Small Cap Value Fund


[art omitted] GOAL
The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.


[ART OMITTED] MAIN INVESTMENT STRATEGIES
Under  normal  market  conditions,  the Fund  invests  at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000 Index. Currently, the companies in the Russell 2000 have market capitalizations between $100 million and $1.5 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Fund's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Fund generally has lower price-to-earnings and price-to-book value ratios than the Russell 2000 Index.


         [ART OMITTED]  MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[ART OMITTED] For more information on this Fund's investment strategies  and the associated risks, please refer to the More About the Funds section beginning on page 47.


28  PBHG SMALL CAP VALUE Fund

[ART OMITTED] PERFORMANCE INFORMATION
The Advisor Class shares of the Fund were not offered prior to the date of this Prospectus. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmark, the Russell 2000 Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small cap stocks, and the Russell 2000 Value Index, a widely-recognized, unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

----------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

1999   18.63%
1998   1.13%

The Fund's year-to-date return as of
9/30/00 was 33.94%.

------------------------------------
 BEST QUARTER:    Q4 1998     24.20%
 WORST QUARTER:   Q3 1998    -21.59%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                                                           Since Inception
                                        Past 1 Year           (4/30/97)
--------------------------------------------------------------------------------
 Small Cap Value Fund                     18.63%               23.15%
 Russell 2000 Index                       21.26%               17.02%
 Russell 2000 Value Index                 -1.49%                7.07%

                                                    PBHG SMALl CAP VALUE Fund 29

[ART OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund did not offer Advisor Class shares prior to the date of this Prospectus, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE

  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           1.00%
  Distribution and/or Service (12b-1) Fees           0.25%
  Other Expenses                                     0.58%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.83%
--------------------------------------------------------------------------------
  Fee Waiver (and/or Expense Reimbursement) 0.08%
  Net Expenses                                       1.75%*
--------------------------------------------------------------------------------

*THIS IS THE ACTUAL TOTAL FUND OPERATING EXPENSE YOU WOULD HAVE PAID AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. THAT'S BECAUSE FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. YOU SHOULD KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING FISCAL YEAR ENDED MARCH 31, 2000.



[art omitted] EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses with expense waivers for the one-year period and the total annual operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
  YOUR COST OVER

    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $178             $568             $983            $2,141

30  PBHG SMALLCAP VALUE Fund

PBHG Focused Value Fund


[ART OMITTED] GOAL
The Fund seeks to provide investors with above-average total returns over a 3 to 5 year market cycle.


[ART OMITTED] MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund, a non-diversified fund, invests at least 65% of its total assets in value securities, such as common stocks of small, medium or large capitalization companies. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.


         [ART OMITTED]  MAIN INVESTMENT RISKS
The Fund is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price. In addition, the Fund may emphasize small, medium or large sized value companies. An investment in smaller and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500(R) Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with value investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[ART OMITTED] For more information on this Fund's investment strategies  and the associated risks, please refer to the More About the Funds section beginning on page 47.


                                                       PBHG FOCUSEDVALUE Fund 31

[ART OMITTED] PERFORMANCE INFORMATION
Performance information for the Fund will be presented once the Fund has completed investment operations for a full calendar year.


[ART OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund does not currently offer Advisor Class shares, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE

  SHAREHOLDER FEES                                   None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                                    0.85%
  Distribution and/or Service (12b-1) Fees           0.25%
  Other Expenses                                     0.70%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses                    1.80%
--------------------------------------------------------------------------------
  Fee Waiver (and/or Expense Reimbursement)          0.05%
  Net Expenses                                       1.75%*
--------------------------------------------------------------------------------

* THIS IS THE ACTUAL TOTAL FUND OPERATING EXPENSE YOU WILL PAY AS AN INVESTOR IN THIS FUND FOR THE CURRENT FISCAL YEAR ENDING MARCH 31, 2001. THAT'S BECAUSE FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. YOU SHOULD KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING FISCAL YEAR MARCH 31, 2000.



32  PBHG FOCUSEDVALUE Fund

[art omitted] EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses with expense waivers for the one-year period and the total annual operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
  YOUR COST OVER

    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $178             $562             $970            $2,112

                                                      PBHG FOCUSEDVALUE Fund  33

PBHG Cash Reserves Fund


[ART OMITTED] GOAL
The Fund seeks to provide investors with current income while preserving principal and maintaining liquidity.


[ART OMITTED] MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests exclusively in short-term U.S. dollar-denominated debt obligations of U.S. or foreign issuers. These obligations must be rated in one of the two highest rating categories by any two nationally recognized rating organizations or unrated securities that Pilgrim Baxter or Wellington Management determines are of comparable quality. The Fund's holdings are primarily U.S. money market instruments, such as CDs, commercial paper and corporate obligations, that Pilgrim Baxter and Wellington Management believe offer the most attractive income potential without undue risk. The Fund may sell a security for a variety of reasons, such as to respond to a change in an issuer's financial condition.


[ART OMITTED] MAIN INVESTMENT RISKS
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

The price of the money market instruments in the Fund will fluctuate. These price movements may occur because of, among other things, changes in the financial markets or the issuer's individual financial situation. These risks are greater for foreign money market instruments. Investments in foreign money market instruments involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. And foreign issuers and markets are subject.

Although the Fund strives to maintain a consistent share price and to achieve its goal, it cannot guarantee that the constant share price or goal will be achieved.

[ART OMITTED] For more information on this Fund's investment strategies  and the associated risks, please refer to the More About the Funds section beginning on page 47.


34  PBHG CASHRESERVES Fund

[ART OMITTED] PERFORMANCE INFORMATION
The Advisor Class shares of the Fund are not currently offered. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.

The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Lipper Money Market Funds Average, a widely recognized, composite of money market funds that invest in the highest credit quality short-term money market instruments. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.


----------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

1999   4.60%
1998   5.00%
1997   5.08%
1996   4.91%

The Fund's year-to-date return as of
9/30/00 was 4.34%.

--------------------------------------
 BEST QUARTER:    Q4 1997      1.28%
 WORST QUARTER:   Q2 1999      1.06%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                                                           Since Inception
                                          Past 1 Year         (4/4/95)
--------------------------------------------------------------------------------
 Cash Reserves Fund                          4.60%              4.98%
 Lipper Money Market Funds Average           4.49%             4.91%*


* The since inception return for the Lipper Money Market Funds Average was calculated from march 31, 1995.

TO OBTAIN INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-433-0051.

                                                      PBHG CASHRESERVES Fund  35

[ART OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund does not currently offer Advisor Class shares, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE

  SHAREHOLDER FEES                                   None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                                    0.30%
  Distribution and/or Service (12b-1) Fees           0.25%
  Other Expenses                                     0.39%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses                    0.94%
--------------------------------------------------------------------------------



[ART OMITTED] EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
  YOUR COST OVER

    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
      $96             $300             $520            $1,155

36  PBHG CASHRESERVES Fund

PBHG Technology &Communications Fund


[art omitted] GOAL
The Fund seeks to provide investors with long-term growth of capital. Current income is incidental to the Fund's goal.


[ART OMITTED] MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund, a non-diversified fund, will invest at least 65% of its total assets in common stocks of companies doing business in the technology and communications sectors of the market. In addition, the Fund is concentrated which means it will invest 25% or more of its total assets in the group of industries within these sectors. Currently, the primary industries making up this group include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology. The Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Fund. The Fund may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.


[ART OMITTED] MAIN INVESTMENT RISKS
The Fund is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Fund is concentrated which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in specific industries within the technology and communications sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments. The value of your investment in the Fund will go up and down, which means you could lose money.


                                        PBHG TECHNOLOGY & COMMUNICATIONS Fund 37

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[ART OMITTED] For more information on this Fund's investment strategies  and the associated risks, please refer to the More About the Funds section beginning on page 47.


38  PBHG TECHNOLOGY &COMMUNICATIONS Fund

[ART OMITTED] PERFORMANCE INFORMATION
The Advisor Class shares of the Fund were not offered prior to the date of this Prospectus. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Soundview Technology Index, a widely recognized, unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

----------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

1999           243.89%
1998            26.00%
1997             3.32%
1996            54.42%

The Fund's year-to-date return as of
9/30/00 was 14.81%.

------------------------------------
 BEST QUARTER:    Q4 1999    111.54%
 WORST QUARTER:   Q4 1997    -17.42%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                                                           Since Inception
                                            Past 1 Year       (9/29/95)
--------------------------------------------------------------------------------
 Technology & Communications Fund              243.89%         63.29%
 Soundview Technology Index                    129.79%         45.68%*

* The since inception return for the Soundview Technology Index was September 30, 1995.

Prior to November 2, 1999, the Fund was diversified and did not concentrate its investments. Therefore, the Fund's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.

                                         PBHG TECHNOLOGY &COMMUNICATIONS Fund 39

[ART OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund did not offer Advisor Class shares prior to the date of this Prospectus, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE

  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.85%
  Distribution and/or Service (12b-1) Fees           0.25%
  Other Expenses                                     0.34%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.44%*
--------------------------------------------------------------------------------


* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LOWER THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.


[ART OMITTED] EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
  YOUR COST OVER

    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $147             $456             $787            $1,724

40  PBHG TECHNOLOGY &COMMUNICATIONS Fund

PBHG Strategic Small Company Fund


[ART OMITTED] GOAL
The Fund seeks to provide investors with growth of capital.


[ART OMITTED] MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth and value securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues of up to $750 million. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors strategically adjust the mix of growth and value securities in the Fund, depending upon economic and market conditions. As a result, at times the Fund may be more heavily invested in growth securities and at other times the Fund may be more heavily invested in value securities. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of growth and value in managing this Fund.


[ART OMITTED] MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes growth and value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth and value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full potential worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[ART OMITTED] For more information on this Fund's investment strategies  and the associated risks, please refer to the More About the Funds section beginning on page 47.


                                           PBHG STRATEGIC SMALL COMPANY Fund  41

[ART OMITTED] PERFORMANCE INFORMATION
The Advisor Class shares of the Fund are not currently offered. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Index, a widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.


----------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

1999   51.79%
1998   2.13%
1997   25.67%


THE FUND'S YEAR-TO-DATE RETURN AS OF
9/30/00 WAS 33.50%.

-------------------------------------
 BEST QUARTER:    Q4 1999     36.16%
 WORST QUARTER:   Q3 1998    -23.48%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                                                           Since Inception
                                        Past 1 Year          (12/31/96)
--------------------------------------------------------------------------------
 Strategic Small Company Fund             51.79%               24.89%
 Russell 2000 Index                       21.26%               13.08%

42  PBHG STRATEGIC SMALL COMPANY Fund

[ART OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund does not currently offer Advisor Class shares, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.


--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE

  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           1.00%
  Distribution and/or Service (12b-1) Fees           0.25%
  Other Expenses                                     0.55%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.80%
--------------------------------------------------------------------------------
  Fee Waiver (and/or Expense Reimbursement) 0.05%
  Net Expenses                                       1.75%*
--------------------------------------------------------------------------------


* THIS IS THE ACTUAL TOTAL FUND OPERATING EXPENSE YOU WILL PAY AS AN INVESTOR IN THIS FUND FOR THE CURRENT FISCAL YEAR ENDING MARCH 31, 2001. THAT'S BECAUSE FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. YOU SHOULD KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING OF 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING FISCAL YEAR ENDED MARCH 31, 2000.



         [ART OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
  YOUR COST OVER

    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $178             $562             $970            $2,112

                                            PBHG STRATEGIC SMALL COMPANY Fund 43

PBHG Global Technology & Communications Fund


[ART OMITTED] GOAL
The Fund seeks to provide investors with long-term growth of capital.


         [ART OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund, a non-diversified fund, will invest at least 65% of its total assets in common stocks of U.S. and non-U.S. companies and American Depositary Receipts ("ADRs") of non-U.S. companies doing business in the technology and communications sectors of the market. In addition, the Fund is concentrated which means it will invest 25% or more of its total assets in the group of industries within these sectors. Currently, the primary industries making up this group include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology.

The Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. These companies will be in at least three different countries, one of which may include the U.S. Some of these countries may be considered emerging or developing by the international finance community. The Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Fund. The Fund may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.


         [ART OMITTED]  MAIN INVESTMENT RISKS
The Fund is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

44  PBHG global technology & communications Fund

The Fund is concentrated which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in specific industries within the technology and communications sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments.

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for foreign equity securities and companies with smaller market capitalizations. Investments in foreign equity securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Companies with smaller market capitalizations tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Investments in emerging or developing countries may be subject to extreme volatility because, in general, these countries' economies are more under-developed, their political structures are less stable and their financial markets are less liquid than more developed nations.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[ART OMITTED] For more information on this Fund's investment strategies  and the associated risks, please refer to the More About the Funds section beginning on page 47.

                                 PBHG global technology & communications Fund 45

[ART OMITTED] PERFORMANCE INFORMATION
Performance information for the Fund will be presented once the Fund has completed investment operations for a full calendar year.


[ART OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund commenced operations on June 1, 2000, "Other Expenses" is based on estimated amounts the Fund expects to pay during the current fiscal year.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE

  SHAREHOLDER FEES                                    None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                                    1.50%
  Distribution and/or Service (12b-1) Fees           0.25%
  Other Expenses                                     0.50%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses                    2.25%*
--------------------------------------------------------------------------------

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 2.15%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING OF 12B-1 FEES AND CERTAIN OTHER EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 2.15%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS.



[ART OMITTED] EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
  YOUR COST OVER

                  1 Year                    3 Years
--------------------------------------------------------------------------------
                   $228                      $703

  46  PBHG global technology & communications Fund

                                                            MORE ABOUT THE FUNDS

[PHBG LOGO OMITTED] RISKS AND RETURNS


This section takes a closer look at the investment strategies that make up each Fund's risk and return characteristics.

In addition to the main investment strategies described in the Fund Summaries section of this Prospectus, each Fund may make other types of investments that have different risk/return characteristics. These investments, the Funds' main investment strategies and their risk/return characteristics are described in the table set forth on the following pages. From time to time, a Fund may make investments and pursue strategies different from those described in this Prospectus. Those non-principal investments and strategies are described in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

Each Fund may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of equity securities, like stocks. In addition, while these investments are generally designed to limit a Fund's losses, they can prevent a Fund from achieving its investment goal.

Each Fund is actively managed, which means a Fund's manager may frequently buy and sell securities. Frequent trading increases a Fund's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Fund's performance. In addition, the sale of Fund securities may generate capital gains which, when distributed, may be taxable to you.

--------------------------------------------------------------------------------
SECURITIES
Shares representing ownership or the right to ownership in a corporation. Each Fund (except the Cash Reserves Fund) may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS
--------------------------------------------------------------------------------
Security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

Security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

Security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
Pilgrim Baxter and Value Investors maintain a long-term investment approach and focus on securities they believe can appreciate over an extended time frame, regardless of interim fluctuations. Under normal circumstances, each Fund (except the Cash Reserves Fund) intends to remain fully invested, with at least 65% of its total assets in securities. Pilgrim Baxter and Value Investors focus their active management on securities selection, the area they believe their commitment to fundamental research can most enhance a Fund's performance.


--------------------------------------------------------------------------------
GROWTH SECURITIES
Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS
--------------------------------------------------------------------------------
See Securities.

Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples. The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
See Securities.

Growth securities may appreciate faster than non-growth securities.

GROWTH SECURITIES CONTINUED.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
See Securities.

In managing a Fund, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.




--------------------------------------------------------------------------------
VALUE SECURITIES
Securities that Value Investors believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio, earnings power, dividend income potential, and competitive advantages.

POTENTIAL RISKS
--------------------------------------------------------------------------------
See Securities.

Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The value securities in the Fund may never reach what Value Investors believes are their full value and may even go down in price.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
See Securities.

Value securities may produce significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
See Securities.

In managing a Fund, Value Investors uses its own research, computer models and measures of value.

Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

--------------------------------------------------------------------------------
FOREIGN EQUITY SECURITIES
Securities of foreign issuers, including ADRs, EDRs and GDRs. ADRs are certificates issued by a U.S. bank that represent a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only that they are issued by a non-U.S. bank or a foreign branch of U.S. bank. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

POTENTIAL RISKS
--------------------------------------------------------------------------------

Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. The adoption of the euro as the common currency of the European Economic an Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Funds.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Favorable exchange rate movements could generate gains or reduce losses. Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
In managing the PBHG Global Technology and Communications Fund, Pilgrim Baxter seeks to invest in companies with strong growth potential in those countries with the best investment opportunities. Every other Fund limits the amount of total assets it invests in securities of foreign issuers not traded in the U.S. to 15%. ADRs are not included in these limits.

--------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS
High quality, short-term U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers' acceptances, and banknotes) commercial paper, corporate obligations (including asset backed securities) government obligations (such as U.S. Treasury, agency or foreign government securities) short-term obligations issued by state and local governments and repurchase agreements.

POTENTIAL RISKS
--------------------------------------------------------------------------------
Money market instrument prices fluctuate over time.

Money market instrument prices may fall as a result of factors that relate to the issuer, such as a rating downgrade.

Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

The money  market  instruments  in the Cash  Reserves  Fund may never reach what
Pilgrim  Baxter  and  Wellington   Management  believe  are  their  full  income
potential.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Money market instruments have greater short-term liquidity, capital preservation and income potential than longer-term investments such as stocks.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
The Cash Reserves Fund follows strict SEC rules about credit risk, maturity and diversification of its investments.




--------------------------------------------------------------------------------
SMALL AND MEDIUM SIZED COMPANY SECURITIES
POTENTIAL RISKS
--------------------------------------------------------------------------------
Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
See Securities/Growth Securities/Value Securities.

Pilgrim Baxter and Value Investors focus on small and medium sized companies with strong balance sheets that they expect to exceed consensus earnings expectations.

--------------------------------------------------------------------------------
TECHNOLOGY OR COMMUNICATIONS
COMPANY SECURITIES
Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS
--------------------------------------------------------------------------------

Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS
--------------------------------------------------------------------------------

Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

Except for the Technology & Communications Fund and Global Technology & Communications Fund, each Fund seeks to strike a balance among the industries in which it invests so that no one industry dominates the Fund's investments.


--------------------------------------------------------------------------------
OTC SECURITIES
Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS
--------------------------------------------------------------------------------
OTC securities are not traded as often as securities listed on an exchange. So, if the Fund were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Increases the number of potential investments for a Fund.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
Pilgrim Baxter and Value Investors use a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Fund's performance.

--------------------------------------------------------------------------------
ILLIQUID SECURITIES
Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Fund has valued them.

POTENTIAL RISKS
--------------------------------------------------------------------------------
A Fund may have difficulty valuing these securities precisely. A Fund may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

                                            THE INVESTMENT ADVISER & SUBADVISERS

PBHG LOGO OMITTED    THE INVESTMENT ADVISER

Pilgrim Baxter & Associates, Ltd., 825 Duportail Road, Wayne, PA 19087, is the investment advisor for each Fund. Founded in 1982, Pilgrim Baxter currently manages approximately $20 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenue and sales growth.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

As investment adviser, Pilgrim Baxter makes investment decisions for the Emerging Growth, Large Cap Growth, Select Equity, Core Growth, Large Cap 20, Technology & Communications and Global Technology & Communications Funds, and for the growth portion of the Strategic Small Company Fund. Pilgrim Baxter oversees the investment decisions made by Value Investors as sub-adviser for the Large Cap Value, Mid-Cap Value, Small Cap Value and Focused Value Funds, and for the value portion of the Strategic Small Company Fund and Wellington Management as sub-adviser for the Cash Reserves Fund. The Funds' Board of Directors supervises Pilgrim Baxter and the sub-advisers and establishes policies that Pilgrim Baxter and the sub-advisers must follow in their day-to-day investment management activities.



INVESTMENT PROCESS

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process, it is able to construct a portfolio of investments with strong growth characteristics.

[PBHG LOGO OMITTED]  THE SUB-ADVISERS

Pilgrim Baxter Value Investors, Inc., 825 Duportail Road, Wayne, PA 19087, is a wholly-owned subsidiary of Pilgrim Baxter. Founded in 1940, Value Investors currently manages $1 billion for pension and profit sharing plans, charitable institutions, trusts, estates and other investment companies.

Value Investors' investment process, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Small Cap Value, Mid-Cap Value, Large Cap Value and Focused Value Funds and the value portion of the Strategic Small Company Fund, Value Investors first creates a universe of more than 8,000 companies whose current share price seems lower than the current or future worth. Then, using its own computer models and measures of value, Value Investors creates a sub-universe of statistically attractive value companies. Value Investors considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Value Investors identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Value Investors' decision to sell a security depends on many factors. Generally speaking, however, Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

Wellington Management Company, LLP, 75 State Street, Boston, MA is the sub-adviser for the PBHG Cash Reserves Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of September 30, 2000, Wellington Management held discretionary management authority with respect to more than $266 billion of assets.

In managing the PBHG Cash Reserves Fund, Wellington Management uses a top-down strategy and bottom-up security selection, to seek securities with an acceptable maturity, that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Wellington Management also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The purchase of single rated or unrated securities by Pilgrim Baxter or Wellington Management is subject to the approval or ratification by the Fund's Board of Directors.

For the fiscal year ended March 31, 2000, Pilgrim Baxter waived a portion of its fee for the Small Cap Value, Focused Value and Strategic Small Company Funds, so that the effective management fee paid by each Fund was as follows:


 Growth Fund                 0.85%     Mid-Cap Value Fund                0.85%
 Emerging Growth Fund        0.85%     Small Cap Value Fund              0.92%
 Large Cap Growth Fund       0.75%     Focused Value Fund                0.80%
 Select Equity Fund          0.85%     Cash Reserves Fund                0.30%
 Core Growth Fund            0.85%     Technology &
 Large Cap 20 Fund           0.85%        Communications Fund            0.85%
 Large Cap Value Fund        0.65%     Strategic Small Company Fund      0.95%


The Global Technology & Communications Fund did not begin investment operations until June 1, 2000. As investment adviser to this Fund, Pilgrim Baxter is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.50% of the Fund's average daily net assets.

Each sub-adviser is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net assets of each sub-advised Fund.

THE PORTFOLIO MANAGERS


GROWTH FUND                    Gary L. Pilgrim,  CFA has managed the Growth Fund
                               since its inception in 1985. Mr. Pilgrim is the Chief Investment Officer and President of Pilgrim
                               Baxter and has been a growth stock manager for over 30 years.



LARGE CAP GROWTH               Michael S. Sutton, CFA, has managed the Large Cap
FUND/LARGE CAP                 Growth  and  Large Cap 20 Funds  since  November,
20 FUND/SELECT EQUITY FUND     1999. He has managed the Select Equity Fund since
                               April 24, 2000. Mr. Sutton joined Pilgrim Baxter in October 1999 from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of several large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham.



EMERGING GROWTH FUND           Erin A. Piner has  managed  the  Emerging  Growth
                               Fund since January 2000. Ms. Piner joined Pilgrim
                               Baxter in 1995 as an equity analyst. Prior to joining Pilgrim Baxter, Ms. Piner worked for four years in the client service group of PaineWebber, Inc.



SMALL CAP VALUE FUND/          Jerome J. Heppelmann,  CFA, has managed the Small
MID-CAP VALUE FUND/            Cap Value, Mid-Cap Value, and Focused Value Funds
FOCUSED VALUE FUND             since June,  1999.  He joined  Pilgrim  Baxter in
                               1994 as a Vice  President  of  Marketing/  Client
                               Service and since 1997 has been a member of Value
                               Investors  Equity team.  Prior to joining Pilgrim
                               Baxter,  Mr.  Heppelmann worked in the Investment
                               Advisory Group for SEI Investments.



LARGE CAP VALUE FUND           Raymond J. McCaffrey,  CFA, has managed the Large
                               Cap Value Fund since June,  1999. He joined Value
                               Investors  as a portfolio  manager and analyst in
                               1997.  Prior  to  joining  Value  Investors,  Mr.
                               McCaffrey  worked  for  2  years  as a  portfolio
                               manager and analyst at  Pitcairn  Trust  Company.
                               His  11  years  of  investment   experience  also
                               include positions at Cypress Capital  Management,
                               Independence   Capital  Management  and  Fidelity
                               Bank.

TECHNOLOGY &                   Jeffrey A. Wrona,  CFA has managed the Technology
COMMUNICATIONS FUND/           &   Communications   Fund  since  May,  1999.  He
CORE GROWTH FUND               co-managed  this Fund from May, 1998 through May,
                               1999. Mr. Wrona has managed the Core Growth Fund since May, 1999. Mr. Wrona joined Pilgrim Baxter in 1997 after seven years as a senior portfolio manager with Munder Capital Management and today manages several other funds at Pilgrim Baxter.



STRATEGIC SMALL                James M.  Smith,  CFA has  co-managed  this  Fund
COMPANY FUND                   since  its  inception  in 1996.  He  manages  the
                               growth  portion of this Fund.  Mr.  Smith  joined
                               Pilgrim Baxter in 1993 as a portfolio manager and
                               has over 20 years of equity portfolio  management
                               experience.  Mr.  Heppelmann  manages  the  value
                               portion of this Fund. His experience is discussed
                               under  the  Small Cap  Value,  Mid-Cap  Value and
                               Focused   Value   Funds.   Mr.   Heppelmann   has
                               co-managed this fund since June, 1999.



CASH RESERVES FUND             John C.  Keogh has  managed  this Fund  since its
                               inception in 1995.  Mr.  Keogh joined  Wellington
                               Management in 1983 as an assistant portfolio manager and has served as a portfolio manager since 1990.



GLOBAL TECHNOLOGY &            Michael  K. Ma has  managed  the Fund  since  its
COMMUNICATIONS FUND            inception on May 31, 2000.  Mr. Ma joined Pilgrim
                               Baxter in  October,  1999 as a senior  technology
                               analyst.  Prior to joining Pilgrim Baxter, Mr. Ma
                               worked  for two and  one-half  years as an Equity
                               Research   Analyst   in  the   Telecommunications
                               Services Group of Deutsche Bank Securities,  Inc.
                               Prior to that, he worked for four years as a Portfolio Manger and Research Assistant with
                               United States Trust Company of New York, first as a research assistant and then after 1994 as a portfolio manager.

                                                                 YOUR INVESTMENT


[PBHG LOGO OMITTED]   PRICING FUND SHARES

Cash Reserves Fund shares are priced at 2:00 p.m. Eastern time on each day the New York Stock Exchange is open. Cash Reserves Fund shares are not priced on days that the New York Stock Exchange is closed. The Cash Reserves Fund prices its investments at amortized cost, which approximates market value. Each other Fund prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments are priced at fair value as determined in good faith by the Fund's Board of Directors. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S.
dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Fund's shares may change on days when its shares are not available for purchase or sale.



NET ASSET VALUE (NAV)

The price of a Fund's shares is based on that Fund's net asset value (NAV). A Fund's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Fund shares are priced every day at the close of regular trading on the New York Stock Exchange. Fund shares are not priced on days that the New York Stock Exchange is closed.

[PBHG LOGO OMITTED]  BUYING SHARES

You may purchase shares of each fund directly through the Fund's transfer agent. Except for the Cash Reserve Fund, the price per share you will pay to invest in a Fund is its net asset value per share (NAV) next calculated after the transfer agent or other authorized representative accepts your order. If you purchase shares of the Cash Reserves Fund by wire transfer in the form of Federal Funds, the price per share you will pay is that Fund's next calculated net asset value. If you purchase shares of the Cash Reserves Fund by check or other negotiable bank draft, the price per share you will pay is that Fund's net asset value as calculated on the next business day after receipt of the check or bank draft. Except for the Cash Reserves Fund, each Fund's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time, each day the exchange is open for business. Each Fund's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Fund's Board of Directors may use another method that it believes reflects fair value. The Cash Reserves Fund uses the amortized cost method to value its securities and generally calculates its NAV at 2:00 p.m. Eastern time each day the New York Stock Exchange is open.

You may also purchase shares of each Fund through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to the Fund's NAV.



IRA CONCEPTS TO UNDERSTAND

Traditional IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

Roth IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

Education IRA: an IRA with nondeductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

FOR  MORE  COMPLETE  IRA  INFORMATION,   CONSULT  A  PBHG  SHAREHOLDER  SERVICES
REPRESENTATIVE OR A TAX ADVISOR.

--------------------------------------------------------------------------------
 MINIMUM INVESTMENTS
                                              Initial          Additional
--------------------------------------------------------------------------------
REGULAR ACCOUNTS
   Strategic Small Company Fund             $ 5,000           no minimum

   Each Other Fund                          $ 2,500           no minimum

   Uniform Gifts/Transfer to
      Minor Accounts                        $   500           no minimum

TRADITIONAL IRAS                            $ 2,000           no minimum

ROTH IRAS                                   $ 2,000           no minimum

EDUCATIONAL IRAS                            $   500           no minimum

SYSTEMATIC INVESTMENT                       $   500               $25
    PLANS1 (SIP)
--------------------------------------------------------------------------------
1 PROVIDED A SIP IS ESTABLISHED, THE MINIMUM INITIAL INVESTMENT FOR EACH FUND IS $500 ALONG WITH A MONTHLY SYSTEMATIC INVESTMENT OF $25 OR MORE.

[PBHG LOGO OMITTED]  SELLING SHARES

You may sell your shares at NAV any day the New York Stock Exchange is open for business. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern time (2:00 p.m. Eastern time for the Cash Reserves Fund) will be priced at the Fund's next calculated NAV. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected which may take up to 15 days from the date of purchase. You may also sell shares of each Fund through certain broker-dealers or other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.




WRITTEN REDEMPTION ORDERS

Some circumstances  require written sell orders along with signature guarantees.

These include:

o Redemptions in excess of $50,000

o Requests to send proceeds to a different address or payee

o Requests to send proceeds to an address that has been changed within the last 30 days o Requests to wire proceeds to a different bank account

A SIGNATURE GUARANTEE helps to protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee is authentic.

--------------------------------------------------------------------------------
LIMITATIONS ON SELLING SHARES BY PHONE

Proceeds sent by                     Minimum                  Maximum
--------------------------------------------------------------------------------
Check                              no minimum              $50,000 per day

Wire*                              no minimum              no maximum

ACH                                no minimum              no maximum
--------------------------------------------------------------------------------

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

* WIRE FEE IS $10 PER FEDERAL RESERVE WIRE

[PBHG LOGO OMITTED]  GENERAL POLICIES

o Each Fund may reject or suspend acceptance of purchase orders.

o Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the NAV of the Fund.

o Payment for telephone purchases must be received by the Fund's transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.

o When placing a purchase, sale or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Fund's transfer agent so that you may receive that same day's NAV.

o SEI Trust Company, the custodian for PBHG Traditional, Roth and Education IRA accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Educational IRA accounts. This fee will be automatically charged to your account if not received by the announced due date, usually in mid-August.

o Because of the relatively high cost of maintaining smaller accounts, the Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. Minimum investment amounts are identified in the table on page 61. For non-retirement accounts, the Fund, may upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days due to you redeeming or exchanging out of the Fund.

o To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of a fund. Call PBHG at 1-800-433-0051 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact PBHG at 1-800-433-0051 or write to P.O. Box 219534, Kansas City, MO 64121. Electronic copies of most financial reports and prospectuses are available at PBHG's website (WWW.PBHGFUNDS.COM).



EXCHANGES BETWEEN FUNDS

You may exchange some or all Advisor Class Shares of the Fund for Advisor Class Shares of any other PBHG Fund that has Advisor Class Shares. Advisor Class Shares of the Fund may not be exchanged for PBHG Class Shares. Simply mail, telephone or use the Fund's internet website to provide your exchange instructions to the transfer agent. There is currently no fee for exchanges, however, the Fund may change or terminate this privilege on 60 days notice. Please note that exchanges into the PBHG Cash Reserves Fund from another PBHG Fund may be made only four (4) times a year.

    TO OPEN AN ACCOUNT
       IN WRITING

 Complete the application.

 Mail your completed application and a check to:
 The PBHG Funds, Inc.
 P.O. Box 219534
 Kansas City, Missouri  64121-9534

     BY TELEPHONE

 Call us at  1-800-433-0051  to receive
an account application and receive an account number.

 WIRE Have your bank send your investment to:
 o United Missouri Bank of Kansas
   City, N.A.
 o ABA# 10-10-00695
 o Account # 98705-23469
 o Fund name
 o Your name
 o Your Social Security or tax ID
   number
 o Your account number

 Return the account application.

  BY AUTOMATED CLEARING
  HOUSE (ACH)

Currently,  you may not open an account
through ACH.


       VIA THE INTERNET

 o Visit the PBHG Funds website at
   http://www.pbhgfunds.com.
 o Enter the "open account" screen
   and follow the instructions for
   completing an account application.



TO ADD TO AN ACCOUNT

   IN WRITING

Fill out an investment slip:

Mail the slip and the check to:
The PBHG Funds, Inc.
P.O. Box 219534
Kansas City, Missouri  64121-9534


   BY TELEPHONE
WIRE  Have your bank send your investment to:
o United Missouri Bank of Kansas  City, N.A.
o ABA# 10-10-00695
o Account # 98705-23469
o Fund name
o Your name
o Your Social Security or tax ID number
o Your account number




    BY AUTOMATED CLEARING
    HOUSE (ACH)

o Complete the bank information section on the account application.
o Attach a voided check or deposit slip to the account application.
o The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.


    VIA THE INTERNET

o Complete the bank information section on the account application.
o Enter the "Your Account" section of the website and follow the instructions for purchasing shares.

TO SELL SHARES

     BY MAIL

 Write a letter of instruction that
includes:
o your name(s) and signature(s)
o your account number
o the fund name o the dollar amount
  your wish to sell
o how and where to send the proceeds

If required, obtain a signature guarantee
(see "Selling Shares")

 Mail your request to:
 The PBHG Funds, Inc.
 P.O. Box 219534
 Kansas City, Missouri  64121-9534


     SYSTEMATIC WITHDRAW PLAN

Permits you to have payments of $50
or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account

o Complete the applicable section on the account application

Note: must maintain a minimum account
balance of $5,000 or more.


     CHECK WRITING

Check Writing is offered to shareholders of the Cash Reserves Fund. If you have an account balance of $5,000 or more, you may establish this option on your account. You may redeem shares by writing checks on your account for $250 or more. To establish
Check Writing on your account, call 1-800-433-0051 and request a Signature Card.



     BY TELEPHONE

Sales orders may be placed by telephone provided this option was selected on your account application.
Please call 1-800-433-0051.

Note: sales from IRA accounts may not be made by telephone and must be made in writing.


     ACH

o Complete the bank information section on the account application.

o Attach a voided check or deposit slip to the account application.

Note: sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.


     WIRE

Sale proceeds may be wired at your
request. Be sure the Fund has your wire
instructions on file.

There is a $10 charge for each wire
sent by the Fund.

PBHG LOGO OMITTED]  DISTRIBUTION AND TAXES

Each Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains at least once a year, if available. These dividends and distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire or ACH.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are taxed at the ordinary income rate. Distributions of long-term capital gains are taxable at the long-term capital gains rate, regardless of how long you have been in the Fund. Long-term capital gains tax rates are described in the table below.

A sale or exchange of a Fund may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange. (1) Short-term capital gains will apply if you sell or exchange a Fund up to 12 months after buying it. (2) Long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below describes the tax rates for each.

TAXES ON TRANSACTIONS

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

--------------------------------------------------------------------------------
 TAXABILITY OF DISTRIBUTIONS

 Type of                      Tax rate for              Tax rate for
 Distribution                 15% bracket               28% bracket
--------------------------------------------------------------------------------
 Dividends                    Ordinary income rate      Ordinary income rate

 Short-term Capital Gains     Ordinary income rate      Ordinary income rate

 Long-term Capital Gains      10%                       20%
--------------------------------------------------------------------------------

DISTRIBUTION ARRANGEMENTS

PBHG Funds, on behalf of each Fund has adopted a Service Plan pursuant to which a Fund pays Rule 12b-1 shareholder servicing fees at an aggregate rate of up to 0.25% of that Fund's average daily net assets attributable to Advisor Class shares. The shareholder servicing fee is intended to compensate financial intermediaries, plan fiduciaries, and investment professionals for providing personal services, distribution support services, and/or account maintenance services to beneficial owners of the Advisor Class shares. Because these fees are paid out of the Advisor Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                      [This page intentionally left blank]

[PBHG LOGO OMITTED]  FINANCIAL HIGHLIGHTS


A Fund's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers LLP has audited the information contained in the financial highlights for each fiscal year or period ended March 31. Its report and

FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD
ENDED MARCH 31: (AUDITED) AND FOR FISCAL PERIOD ENDED SEPTEMBER
30, 2000 (UNAUDITED).






                Net                          Realized and                                            Net
               Asset              Net         Unrealized     Distributions   Distributions          Asset
               Value          Investment       Gains or        from Net          from               Value
             Beginning          Income         (Losses)       Investment        Capital              End
             of Period          (Loss)       on Securities      Income           Gains            of Period
--------------------------------------------------------------------------------------------------------------
-----------------
PBHG GROWTH FUND
-----------------
  PBHG Class
  2000** 2     $58.73          $(0.17)         $(4.44)        --              --                    $54.12
  2000 2        24.51           (0.33)          36.14         --             $(1.59)                 58.73
  1999 2        28.23           (0.24)          (3.48)        --              --                     24.51
  1998          21.06           (0.26)           7.43         --              --                     28.23
  1997          25.30           (0.10)          (4.14)        --              --                     21.06
  1996          16.70           (0.06)           8.66         --              --                     25.30

  PBHG Advisor Class
  2000** 2     $58.19          $(0.23)        $ (4.39)        --              --                    $53.57
  2000 2        24.35           (0.42)          35.85         --             $(1.59)                 58.19
  1999 2        28.12           (0.30)          (3.47)        --              --                     24.35
  1998          21.03           (0.15)           7.24         --              --                     28.12
  1997 1        25.42           (0.06)          (4.33)        --              --                     21.03
--------------------------
PBHG EMERGING GROWTH FUND
--------------------------
  PBHG Class
  2000** 2     $40.00          $(0.11)        $ (1.06)        --              --                    $38.83
  2000 2        20.61           (0.21)          20.76         --             $(1.16)                 40.00
  1999 2        25.83           (0.18)          (4.96)        --              (0.08)                 20.61
  1998          19.26           (0.24)           6.81         --              --                     25.83
  1997          23.07           (0.11)          (2.87)        --              (0.83)                 19.26
  1996          16.10           (0.07)           8.03         --              (0.99)                 23.07

---------------------------
PBHG LARGE CAP GROWTH FUND
---------------------------

  PBHG Class
  2000** 2     $38.37          $(0.04)         $ 1.71         --              --                    $40.04
  2000 2        24.57           (0.23)          21.32         --             $(7.29)                 38.37
  1999 2        22.69           (0.16)           3.53         --              (1.49)                 24.57
  1998          14.26           (0.19)           8.82         --              (0.20)                 22.69
  1997          14.53           (0.05)          (0.21)        --              (0.01)                 14.26
  1996 4        10.00           (0.03)           4.97         --              (0.41)                 14.53


the Fund's audited financial statements are included in the Fund's Annual Report to Shareholders, which is available, free of charge, upon request. The Fund's unaudited financial statements are included in the Fund's Semi-Annual Report to shareholders, which is available free of charge upon request.


                                                                                                       Ratio
                                                            Ratio                                     of Net
                                                           of Net                  Ratio            Investment
                    Net                                  Investment             of Expenses        Income (Loss)
                  Assets               Ratio               Income               to Average          to Average
                    End             of Expenses            (Loss)               Net Assets          Net Assets       Portfolio
 Total           of Period          to Average           to Average             (Excluding          (Excluding        Turnover
Return             (000)            Net Assets           Net Assets              Waivers)            Waivers)           Rate
------------------------------------------------------------------------------------------------------------------------------------


 (7.85)%+       $5,848,783           1.24%*             (0.67)%*               1.24%*             (0.67)%*            44.99%+
148.57%          6,465,234           1.23%              (0.90)%                1.23%              (0.90)%            107.73%
(13.18)%         3,228,740           1.32%              (0.99)%                1.32%              (0.99)%             80.51%
 34.05 %         5,338,380           1.26%              (0.74)%                1.26%              (0.74)%             94.21%
(16.76)%         4,634,138           1.25%              (0.69)%                1.25%              (0.69)%             64.89%
 51.50 %         3,298,666           1.48%              (0.79)%                1.48%              (0.79)%             44.64%


 (7.94)%+       $  131,074           1.49%*             (0.92)%*               1.49%*             (0.92)%*            44.99%+
147.98%            143,937           1.48%              (1.15)%                1.48%              (1.15)%            107.73%
(13.41)%            66,235           1.57%              (1.24)%                1.57%              (1.24)%             80.51%
 33.71 %            89,227           1.51%              (1.02)%                1.51%              (1.02)%             94.21%
(17.27)%+           12,991           1.53%*             (1.11)%*               1.53%*             (1.11)%*            64.89%+






 (2.92)%+       $1,215,581           1.25%*             (0.61)%*               1.25%*             (0.61)%*            28.95%+
101.33%          1,336,938           1.24%              (0.76)%                1.24%              (0.76)%            141.81%
(19.91)%           736,008           1.34%              (0.80)%                1.34%              (0.80)%            101.53%
 34.11 %         1,404,157           1.27%              (0.80)%                1.27%              (0.80)%             95.21%
(13.71)%         1,195,620           1.28%              (0.36)%                1.28%              (0.36)%             47.75%
 50.16 %           689,705           1.47%              (0.42)%                1.47%              (0.42)%             97.05%






  4.35%+        $  503,863           1.15%*             (0.20)%*               1.15%*             (0.20)%*            49.95%+
 98.60%            256,965           1.17%              (0.79)%                1.17%              (0.79)%            184.36%
 15.90%            144,089           1.25%              (0.71)%                1.25%              (0.71)%             46.16%
 60.80 %           145,662           1.22%              (0.79)%                1.22%              (0.79)%             46.56%
 (1.77)%           119,971           1.23%              (0.47)%                1.23%              (0.47)%             51.70%
 50.47 %+           53,759           1.50%*             (0.66)%*               2.07%*             (1.23)%*           116.75%+
------------------------------------------------------------------------------------------------------------------------------------





              Net                         Realized and                                       Net
             Asset           Net        Unrealized      Distributions   Distributions       Asset
             Value       Investment      Gains or         from Net          from            Value
          Beginning        Income        (Losses)        Investment        Capital           End
           of Period       (Loss)      on Securities      Income           Gains           of Period
--------------------------------------------------------------------------------------------------------------
-----------------------
PBHG SELECT EQUITY FUND
-----------------------
  2000** 2     $77.81     $(0.21)            $ (1.66)        --              --             $75.94
  2000 2        25.93      (0.34)              58.71         --             $(6.49)          77.81
  1999 2        24.15      (0.21)               1.99         --              --              25.93
  1998          15.91      (0.44)               8.68         --              --              24.15
  1997          17.27      (0.13)              (1.03)        --              (0.20)          15.91
  1996 4        10.00      (0.05)               7.68         --              (0.36)          17.27
---------------------
PBHG CORE GROWTH FUND
---------------------
  PBHG Class
  2000** 2     $30.25     $(0.12)             $ 1.58         --              --             $31.71
  2000 2        14.06      (0.20)              16.39         --              --              30.25
  1999 2        13.53      (0.14)               0.67         --              --              14.06
  1998          10.34      (0.33)               3.52         --              --              13.53
  1997          11.82      (0.09)              (1.39)        --              --              10.34
  1996 3        10.00      --                   1.82         --              --              11.82
----------------------
PBHG LARGE CAP 20 FUND
----------------------
  PBHG Class
  2000** 2    $ 44.34     $(0.11)            $ (0.93)        --              --             $43.30
   2000        224.10      (0.25)              26.26         --             $(5.77)          44.34
  1999 2        15.98      (0.12)               8.46         --              (0.22)          24.10
  1998           9.25      (0.07)               6.80         --              --              15.98
  1997 6        10.00      (0.01)              (0.73)       $(0.01)          --               9.25
-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------
  PBHG Class
  2000** 2     $11.97      $0.07              $ 1.25         --              --             $13.29
  2000          13.85       0.12                1.78        $(0.08)         $(3.70)          11.97
  1999          13.01       0.08                2.45         (0.10)          (1.59)          13.85
  1998          10.11       0.02                3.84         (0.06)          (0.90)          13.01
  1997 7        10.00       0.02                0.09         --              --              10.11


                                                                                                      Ratio
                                                          Ratio                                       of Net
                                                         of Net                  Ratio              Investment
                   Net                                 Investment             of Expenses          Income (Loss)
                  Assets                Ratio             Income               to Average            to Average
                   End              of Expenses          (Loss)               Net Assets            Net Assets             Portfolio
Total           of Period           to Average         to Average             (Excluding            (Excluding             Turnover
Return             (000)             Net Assets        Net Assets              Waivers)              Waivers)                Rate
------------------------------------------------------------------------------------------------------------------------------------



 (2.40)%+       $2,055,863           1.25%*              (0.61)%*               1.25%*               (0.61)%*                53.48%+
240.82%          1,691,298           1.18%               (0.68)%                1.18%                (0.68)%                200.56%
  7.37%            235,904           1.34%               (0.90)%                1.34%                (0.90)%                 56.59%
 51.79 %           336,076           1.35%               (1.15)%                1.35%                (1.15)%                 72.16%
 (6.94)%           372,486           1.26%               (0.76)%                1.26%                (0.76)%                 71.70%
 77.75 %+          202,796           1.50%*              (0.74)%*               1.73%*               (0.97)%*               206.22%+




  4.83%+        $  190,980           1.29%*              (0.82)%*               1.29%*               (0.82)%*                63.64%+
115.15%            166,099           1.33%               (1.02)%                1.33%                (1.02)%                312.32%
  3.92%             86,485           1.45%               (1.16)%                1.45%                (1.16)%                120.93%
 30.85 %           165,510           1.35%               (1.07)%                1.35%                (1.07)%                 72.78%
(12.52)%           283,995           1.36%               (0.77)%                1.36%                (0.77)%                 46.75%
 18.20 %+           31,092           1.50%*              (0.18)%*               2.92%*               (1.60)%*                17.00%+




 (2.35)%+       $1,155,564           1.19%*              (0.51)%*               1.19%*               (0.51)%*                54.42%+
 117.88%         1,083,460           1.23%               (0.82)%                1.23%                 (0.82)%               147.35%
 52.52%            603,077           1.27%               (0.64)%                1.27%                (0.64)%                 76.41%
 72.76%            192,631           1.41%               (0.79)%                1.41%                (0.79)%                 98.27%
 (7.40)%+           69,819           1.50%*               0.17 %*               1.50%*                0.17 %*                43.98%+




 11.03%+        $   65,406           1.13%*               1.13%*                1.13%*                1.13%*                608.70%+
 14.25%             32,922           1.11%                0.71%                 1.11%                 0.71%                1018.03%
 20.29%             44,922           1.01%                0.59%                 1.01%                 0.59%                 568.20%
 39.47%             76,476           1.17%                0.98%                 1.17%                 0.98%                 403.59%
  1.10%+            26,262           1.50%*               1.61%*                1.74%*                1.37%*                  0.00%+






              Net                         Realized and                                       Net
             Asset           Net        Unrealized      Distributions   Distributions       Asset
             Value       Investment      Gains or         from Net          from            Value
          Beginning        Income        (Losses)        Investment        Capital           End
           of Period       (Loss)      on Securities      Income           Gains           of Period
--------------------------------------------------------------------------------------------------------------
-----------------------
PBHG MID-CAP VALUE FUND
-----------------------
  PBHG Class
  2000** 2     $13.82     $ 0.03              $ 1.27         --              --             $15.12
  2000 2        15.09      (0.02)               5.03         --             $(6.28)          13.82
  1999          15.30     --                    0.92         --              (1.13)          15.09
  1998 8        10.00      (0.01)               6.00         --              (0.69)          15.30
-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------
  PBHG Class
  2000** 2     $18.75     $(0.01)             $ 1.98         --              --             $20.72
  2000 2        11.38      (0.08)               7.45         --              --              18.75
  1999 2        15.38      (0.09)              (3.06)        --             $(0.85)          11.38
  1998 8        10.00      (0.03)               6.15         --              (0.74)          15.38
-----------------------
PBHG FOCUSED VALUE FUND
-----------------------
  PBHG Class
  2000** 2     $18.51     $ 0.02              $(0.50)        --              --             $18.03
  2000 2        10.46      (0.01)               8.93         --             $(0.87)          18.51
  1999 9        10.32      --                   0.14         --              --              10.46
-----------------------
PBHG CASH RESERVES FUND
-----------------------

  PBHG Class
  2000** 2     $ 1.00     $ 0.03               --           $(0.03)          --              $1.00
  2000           1.00       0.05               --            (0.05)          --               1.00
  1999           1.00       0.05               --            (0.05)          --               1.00
  1998           1.00       0.05               --            (0.05)          --               1.00
  1997           1.00       0.05               --            (0.05)          --               1.00
  1996 4         1.00       0.05               --            (0.05)          --               1.00

-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------

  PBHG Class
  2000** 2     $85.02     $(0.35)            $ (6.54)        --              --             $78.13
  2000 2        27.59      (0.54)              62.84         --             $(4.87)          85.02
  1999 2        19.27      (0.19)               8.80         --              (0.29)          27.59
  1998          14.63      (0.23)               5.72         --              (0.85)          19.27
  1997          12.48      (0.05)               2.55         --              (0.35)          14.63
  1996 5        10.00      (0.02)               2.50         --              --              12.48


                                                                                                      Ratio
                                                          Ratio                                       of Net
                                                         of Net                  Ratio              Investment
                   Net                                 Investment             of Expenses          Income (Loss)
                  Assets                Ratio             Income               to Average            to Average
                   End              of Expenses          (Loss)               Net Assets            Net Assets             Portfolio
  Total          of Period           to Average         to Average             (Excluding            (Excluding             Turnover
  Return           (000)             Net Assets        Net Assets              Waivers)              Waivers)                Rate
------------------------------------------------------------------------------------------------------------------------------------



   9.41%+        $  117,567           1.32%*             0.42%*                1.32%*                0.42%*                119.37%+
  42.21%             60,690           1.44%             (0.15)%                1.44%                (0.15)%                742.57%
   8.35%             56,981           1.33%              0.01%                 1.33%                 0.01%                 732.73%
  61.06%+            54,173           1.47%*            (0.17)%*               1.47%*               (0.17)%*               399.96%+




  10.51%+        $  210,460           1.50%*            (0.14)%*               1.50%*               (0.14)%*               110.71%+
  64.76%             92,634           1.50%             (0.56)%                1.58%                (0.64)%                352.85%
 (20.93)%            69,787           1.48%             (0.71)%                1.48%                (0.71)%                273.87%
  62.27%+           125,834           1.49%*            (0.52)%*               1.49%*               (0.52)%*               263.04%+




  (2.59)%+       $   43,434           1.32%*             0.23%*                1.32%*                0.23%*                172.51%+
  89.17%             22,556           1.50%             (0.10)%                1.55%                (0.15)%                853.36%
   1.36%+             3,658           1.50%*             0.09%*                2.67%*               (1.08)%*               173.09%+





   6.03%*        $  245,593           0.54%*             5.90%*                0.54%*                5.90%*                  n/a
   4.81%            579,458           0.69%              4.78%                 0.69%                 4.78%                   n/a
   4.84%            144,239           0.70%              4.72%                 0.70%                 4.72%                   n/a
   5.13%            117,574           0.68%              5.00%                 0.68%                 5.00%                   n/a
   4.89%            341,576           0.68%              4.79%                 0.68%                 4.79%                   n/a
   5.24%*            99,001           0.70%*             5.05%*                0.88%*                4.87%*                  n/a






  (8.09)%+       $3,361,190           1.23%*            (0.96)%*               1.23%*               (0.96)%*               119.09%+
 233.99%          3,843,946           1.19%             (0.96)%                1.19%                (0.96)%                362.38%
  45.33%            536,405           1.34%             (0.96)%                1.34%                (0.96)%                276.07%
  38.29%            495,697           1.30%             (0.91)%                1.30%                (0.91)%                259.89%
  19.59%            493,156           1.33%             (0.59)%                1.33%                (0.59)%                289.91%
  24.82%+            61,772           1.50%*            (0.50)%*               2.00%*               (1.00)%*               125.99%+


[PBHG LOGO OMITTED]  Financial Highlights (concluded)





              Net                       Realized and                                           Net
             Asset           Net         Unrealized     Distributions   Distributions         Asset
             Value       Investment       Gains or        from Net          from              Value
           Beginning       Income         (Losses)       Investment        Capital             End
           of Period       (Loss)       on Securities      Income           Gains           of Period
-----------------------------------------------------------------------------------------------------------
---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------
  PBHG Class
  2000** 2     $19.34     $(0.07)        $ 1.97             --              --             $21.24
  2000 2        10.54      (0.13)         10.18             --             $(1.25)          19.34
  1999 2        12.89      (0.11)         (1.78)            --              (0.46)          10.54
  1998           8.86      (0.11)          5.01             --              (0.87)          12.89
  1997 7        10.00      --             (1.14)            --              --               8.86
--------------------------------------------
PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND
--------------------------------------------
  PBHG Class
  2000**2,10   $10.00     $(0.06)             $ 1.37         --              --             $11.31


 *  Annualized
**  For the six month period ended September 30, 2000.
 +  Total returns and portfolio turnover have not been annualized.
 1 The PBHG Growth Fund Advisor Class commenced operations on August 16, 1996. 2 Per share calculations were performed using average shares for the period.
 3  The PBHG Core Growth Fund commenced operations on December 29, 1995.
 4 The PBHG Large Cap Growth Fund, the PBHG Select Equity Fund, and the PBHG Cash Reserves Fund commenced operations on April 5, 1995.
 5 The PBHG  Technology & Communications Fund commenced  operations on September
    29, 1995.
 6  The PBHG Large Cap 20 Fund commenced operations on November 29, 1996.
 7 The PBHG Large Cap Value Fund and the PBHG Strategic Small Company Fund commenced operations on December 31, 1996.
 8 The PBHG Mid-Cap Value and the PBHG Small Cap Value Funds commenced operations April 30, 1997.
 9  The PBHG Focused Value Fund commenced operations on February 12, 1999.
 10 The  PBHG Global  Technology & Communications  Fund commenced  operations on
    May 31, 2000.

Amounts designated as "--" are either $0 or have been rounded to $0.


                                                                                                        Ratio
                                                              Ratio                                    of Net
                                                             of Net               Ratio              Investment
                       Net                                 Investment          of Expenses          Income (Loss)
                     Assets             Ratio                Income            to Average            to Average
                       End           of Expenses             (Loss)            Net Assets            Net Assets          Portfolio
    Total           of Period        to Average            to Average          (Excluding            (Excluding          Turnover
   Return             (000)          Net Assets            Net Assets           Waivers)              Waivers)             Rate
------------------------------------------------------------------------------------------------------------------------------------




   9.82%+        $  100,888               1.50%*              (0.74)%*            1.50%*               (0.74)%*           83.70%+
  99.74%             75,225               1.50%               (0.93)%             1.55%                (0.98)%           240.55%
 (14.52)%            48,029               1.50%               (0.97)%             1.54%                (1.01)%           140.89%
  56.54 %           111,983               1.45%               (0.92)%             1.45%                (0.92)%           215.46%
 (11.40)%+           61,382               1.50%*               0.18%*             1.50%*                0.18%*            88.88%+


  13.10%+        $  105,272               2.05%*              (1.42)%*            2.08%*               (1.45)%*          100.51%+


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76

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                                                                              77

                                                            FOR MORE INFORMATION
[PBHG LOGO OMITTED]

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more information about the funds and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS
Provides financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year or half-year.


TO OBTAIN INFORMATION OR
MAKE SHAREHOLDER INQUIRIES


BY TELEPHONE
Call 1-800-433-0051

BY MAIL
The PBHG Funds, Inc.
P.O. Box 219534
Kansas City, MO 64121-9534

VIA THE INTERNET
www.pbhgfunds.com

Text-only  versions  and  other  information  about  The PBHG  Funds,  Inc.  are
available   on   the   EDGAR   database   on  the   SEC's   Internet   site   at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C.20549-0102, or by electronic request at publicinfo@sec.gov.

THE PBHG FUNDS, INC.
SEC FILE NUMBER 811-04391


INVESTMENT ADVISER
Pilgrim Baxter & Associates, Ltd.

DISTRIBUTOR
SEI Investments Distribution Co.

PBHG Prospectus -- 12/00

                              THE PBHG FUNDS, INC.

                       SUPPLEMENT DATED DECEMBER 29, 2000
                 TO THE PROSPECTUS FOR THE ADVISOR CLASS SHARES
                             DATED DECEMBER 29, 2000


         This Supplement updates certain information contained in the Prospectus for the Advisor Class shares dated December 29, 2000. You should retain the Prospectus and this Supplement for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 1-800-433-0051.

         Advisor Class shares of the following PBHG Funds are currently available for purchase:

               PBHG Growth Fund
               PBHG Large Cap Growth Fund
               PBHG Large Cap 20 Fund
               PBHG Large Cap Value Fund
               PBHG Small Cap Value Fund
               PBHG Adv Technology & Communications Fund